Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Liquidity and Capital Resources [Abstract]
Liabilities in excess of assets	$ 4,490
Net assets	6,644
Net cash used in operating activities	(601)	$ (2,933)
Unrestricted cash and cash equivalents	$ 1,645		$ 274